Contingencies and Commitments - Summary of Activity Related to Alba Matter (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments Contingencies And Litigation [Line Items]
Government investigations	$ 17	$ 54	$ 109	$ 297	$ 983	$ 863	$ 712
Loss before income taxes							384	$ 85
Government Investigation [Member]
Commitments Contingencies And Litigation [Line Items]
Government investigations							384
Civil Suit [Member]
Commitments Contingencies And Litigation [Line Items]
Civil suit								85
Alcoa [Member]
Commitments Contingencies And Litigation [Line Items]
Reallocation of civil suit							21
Reallocation of legal costs							20
Loss before income taxes							367	51
Alcoa [Member] | Government Investigation [Member]
Commitments Contingencies And Litigation [Line Items]
Government investigations							326
Alcoa [Member] | Civil Suit [Member]
Commitments Contingencies And Litigation [Line Items]
Civil suit								51
Alumina [Member]
Commitments Contingencies And Litigation [Line Items]
Reallocation of civil suit							(21)
Reallocation of legal costs							(20)
Loss before income taxes							17	34
Alumina [Member] | Government Investigation [Member]
Commitments Contingencies And Litigation [Line Items]
Government investigations							$ 58
Alumina [Member] | Civil Suit [Member]
Commitments Contingencies And Litigation [Line Items]
Civil suit								$ 34